Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, ₨ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2022 EUR (€) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2022 INR (₨) item	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
Performance bonds
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	€ 430			€ 381
Other guarantees. | Indus Towers Limited
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts | ₨						₨ 42.5
Other guarantees
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	2,436			€ 2,347
Other guarantees | Indus Towers Limited
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts | ₨			₨ 42.5
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security	237
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,480
Number of guarantees under pension scheme | item	2	2	2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,480
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 118
Vodafone Hutchison Australia Pty Limited | Other guarantees.
Contingent liabilities and legal proceedings - Conti
Ownership interest in joint venture	50.00%
Loan facility covered under guarantee by group company | $		$ 3.5			$ 3.5